UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2017
			Shares	Cost	Value (Note 1)

COMMON STOCKS - 42.55%

Business Services - 8.03%
*	Rosetta Stone, Inc.		408,743	2,956,597	$4,851,779
					4,851,779
Consumer Discretionary - 2.47%
	Ralph Lauren Corp.		22,000	1,471,911	1,491,600
					1,491,600
Energy - 0.65%
*	Goodrich Petroleum Corp.		32,734	1,524,855	395,427
					395,427
Financials - 0.39%
*	Great Elm Capital Group, Inc.		7,915	26,119	26,515
*	Hallmark Financial Services, Inc.		20,000	207,010	207,000
					233,515
Health Care - 6.22%
*	Paratek Pharmaceuticals, Inc.		187,668	2,549,451	3,762,743
					3,762,743
Information Technology - 20.79%
*	Covisint Corp.		1,346,794	3,384,467	2,760,928
*	Edgewater Technology, Inc.		86,350	601,672	613,949
*	GSI Technology, Inc.		208,210	1,070,799	1,709,404
*	Liquidity Services, Inc.		323,000	2,313,516	2,002,600
*	Marchex, Inc.		765,590	2,165,646	2,151,308
*	Seachange International, Inc.		610,480	1,504,229	1,495,676
*	The Rubicon Project, Inc.		368,280	2,490,800	1,834,034
					12,567,899
Materials - 3.94%
	Colossus Minerals, Inc.		1,247,121	1,670,952	1,246
*	Sandstorm Gold Ltd.		702,050	2,557,069	2,379,950
					2,381,196
Real Estate - 0.06%
	Lai Fung Holdings Ltd.		1,200,000	26,410	33,263
					33,263

	Total Common Stocks (Cost $26,521,504)				25,717,422

PREFERRED STOCK - 3.40%
*	TICC Capital Corp.		80,010	2,001,507	2,055,137

	Total Preferred Stock (Cost $2,001,507)				2,055,137

		Par	Interest Rate	Maturity Date
CONVERTIBLE BOND - 0.00%
	BPZ Resources, Inc. (b)	$1,657,000	8.500%	10/1/2017	2,071

	Total Convertible Bond (Cost $1,550)				2,071
					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2017
						Value (Note 1)

			Par	Interest Rate	Maturity Date
CORPORATE BOND - 2.97%
	*	CSI Compressco Finance, Inc.	1,856,000	7.250%	8/15/2022	$1,796,343

		Total Corporate Bond (Cost $1,374,791)				1,796,343

			Par	Interest Rate	Maturity Date
U.S. TREASURY NOTES - 28.05%
	*	United States Treasury Note	$3,500,000	0.000%	6/29/2017	3,497,673
	*	United States Treasury Note (a)	1,500,000	0.000%	9/14/2017	1,495,830
	*	United States Treasury Note (a)	4,000,000	0.000%	9/21/2017	3,989,228
		United States Treasury Note	5,500,000	1.000%	3/15/2019	5,474,219
		United States Treasury Note (a)	2,500,000	1.750%	3/31/2022	2,499,219

		Total U.S. Treasury Notes (Cost $16,951,777)				16,956,169
				Strike	Exercise
			Shares	Price	Date
WARRANT - 0.01%
	*	Colossus Minerals, Inc. (c)	624,807	$1.00	3/17/2019	6,248

		Warrant (Cost $438)				6,248

SHORT-TERM INVESTMENT - 24.44%					Shares
	§	Federated Treasury Obligations Fund, 0.05%			14,773,306	14,773,306

		Total Short-Term Investment (Cost $14,773,306)				14,773,306

Total Value of Investments (Cost $61,624,873) - 101.42%						$61,306,696

Total Value of Options Written (Premiums Received $251,670) - (0.36)%						(214,688)

Liabilities in Excess of Other Assets - (1.06)%						(639,109)

	Net Assets - 100%					$60,452,899

*	Non-income producing investment
§	Represents 7 day effective yield

(a)	All or a portion of this security is held in a margin account at the broker for options written.

(b)
The Fund was issued the escrow security, cusip 055ESC206, as a result of a confirmed Plan of Liquidation for BPZ Resources, Inc., interest rate of 8.500% and maturity date of October 1, 2017.  As of May 31, 2017, the Fund had received distributions totaling $249,523.  The escrow security was established for possible future distributions.

(c)
Security is fair valued using the pricing policies approved by the Fund's Board of Trustees.  In determining the price of the security, the Board of Trustees considered the issuer, terms, and the sizeof the Fund's investment in the security.  As of May 31, 2017, the security represents 0.01% of net assets and is not considered a material portion of the Fund.

						(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2017
		Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

PUT OPTIONS WRITTEN - 0.36%
*	DSW, Inc.	1,250	$15.00	10/20/2017	$106,250
*	Ford Motor Co.	1,900	10.00	12/15/2017	78,850
*	Palo Alto Networks, Inc.	135	100.00	6/16/2017	7,088
*	Palo Alto Networks, Inc.	150	90.00	9/15/2017	22,500

	Total Put Options Written (Premiums Received $251,670)				214,688

Total Options Written (Premiums Received $251,670)					$214,688

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2017

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Business Services	8.03%	$4,851,779
Consumer Discretionary	2.47%	1,491,600
Energy	0.65%	395,427
Financials	0.39%	233,515
Health Care	6.22%	3,762,743
Information Technology	20.79%	12,567,899
Materials	3.94%	2,381,196
Real Estate	0.06%	33,263
Preferred Stock	3.40%	2,055,137
Convertible Bond	0.00%	2,071
Corporate Bond	2.97%	1,796,343
U.S. Treasury Notes	28.05%	16,956,169
Warrant	0.01%	6,248
Short-Term Investment	24.44%	14,773,306
Put Options Written	-0.36%	(214,688)
Liabilities in Excess of Other Assets	-1.06%	(639,109)
Total	100.00%	$60,452,899

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$4,347,069
Aggregate gross unrealized depreciation			(4,628,264)

Net unrealized depreciation			$(281,195)

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2017

Note 1 - Investment Valuation

The Roumell Opportunistic Value Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2017

Note 1 - Investment Valuation - Continued
Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of May 31, 2017:

Assets	Total	Level 1	Level 2	Level 3 (a)
Common Stocks	$25,717,422	$25,717,422	$-	$-
Preferred Stock	2,055,137	2,055,137	-	-
Convertible Bond	2,071	-	2,071	-
Corporate Bond	1,796,343	-	1,796,343	-
U.S. Treasury Notes	16,956,169	-	16,956,169	-
Warrant	6,248	-	-	6,248
Short-Term Investment	14,773,306	14,773,306	-	-
Put Options Written	(214,688)	-	(214,688)	-
Total	$61,092,008	$42,545,865	$18,539,895	$6,248

(a)	At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund, and hence, reconciliation is not provided.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: July 28, 2017	Katherine M. Honey President and Principal Executive Officer Roumell Opportunistic Value Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: July 28, 2017	Katherine M. Honey President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: July 28, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund